Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 11: - TAXES ON INCOME

a.	Israeli taxation:

Taxable income of the Company is subject to the Israeli corporate tax at the rate of 23% for all years presented.

Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law”):

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law (“Amendment 71”) was enacted. Per Amendment 71, the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.

The Company may claim the tax benefits offered by Amendment 71 in its tax returns, provided that its facilities meet the criteria for tax benefits set out by Amendment 71. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding its eligibility for benefits under Amendment 71 (and in some cases is required to apply for such approval).

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law (“Amendment 73”) was published. Amendment 73, which came into effect in January 2017, prescribes special tax tracks for technological enterprises, granting such enterprises a tax rate of 7.5% (in Development Area A) and 12% (in other areas).

Under Amendment 73, any dividends distributed to “foreign companies”, as defined in such law, by companies having over 90% foreign (i.e., non-Israeli) ownership, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

In order to comply with the new track determined in Amendment 73, a company must meet certain criteria defined within law (among others R&D expenses and employees at a certain rate).

The Company has yet to claim the above-mentioned tax benefits offered and accordingly such reduced taxes were not considered in the computation of the deferred taxes and valuation allowance as of December 31, 2025.

In accordance with the tax laws, tax returns submitted up to and including the 2020 tax year can be regarded as final. As of December 31, 2025, no final tax assessments have been received for such years.

Tax loss carryforward:

As of December 31, 2025, the Company’s estimated tax loss carryforward and capital loss were $27,607 and $1,726, respectively. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

As of December 31, 2025, the Company’s research and development expenses carryforward for tax purposes in Israel amounted to approximately $1,138.

b.	Foreign subsidiaries:

U.S. subsidiary:

1.	The U.S. subsidiary is taxed under United States federal and state tax rules. Income tax is calculated based on a U.S. federal tax rate of 21%.

2.	The U.S. subsidiary utilized the federal tax loss carryforward from previous years and has no tax loss carryforward as of December 31, 2025.

3.	The U.S. subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2021 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules. Income tax is calculated based on a 34% rate.

2.	The Brazilian subsidiary’s tax loss carryforward amounted to $2,746 as of December 31, 2025, for tax purposes. Tax losses may be carried forward indefinitely but can only be offset up to 30% of the subsidiary’s taxable income for a tax period.

3.	The Brazilian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2020 tax year can be regarded as final.

Indian subsidiary:

1.	The Indian subsidiary is taxed under Indian tax rules. Income tax is calculated based on a 25% rate.

2.	The Indian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2019 tax year can be regarded as final.

Canadian subsidiary:

1.	The Canadian subsidiary is taxed under Canadian tax rules. Income tax is calculated based on a 26.5% rate, as a non-Canadian controlled entity.

2.	The Canadian subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2023 tax year and not yet regarded as final.

c.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2025	2024
Deferred tax assets:
Carryforward tax losses	$7,378	$10,093
Research and development	262	1,423
Operating lease liabilities	752	810
Share-based compensation	3,124	2,500
Accrued social benefits and other	699	520

Deferred tax assets before valuation allowance	12,215	15,346
Less - valuation allowance	(11,434)	(14,416)
Total deferred tax assets	781	930

Deferred tax liabilities:
Operating lease ROU assets	$(675)	$(815)
Other	(106)	(115)
Total deferred tax liabilities	(781)	(930)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2025 was a decrease of $2,982. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment.

The Company recorded a valuation allowance for certain of its deferred tax assets. The Company concluded that, based on the weight of available positive and negative evidence, it was more likely than not that the deferred tax assets would not be recoverable due to uncertainty regarding future taxable income. In assessing the realizability of deferred tax assets, the key assumptions used to determine positive and negative evidence included the Company’s current trends related to actual taxable earnings or losses, and expected future reversals of existing taxable temporary differences, as well as projections for future annual results.

d.	Taxes on income are mainly comprised from state tax accrual with regards to the U.S. subsidiary, withholding taxes that were deducted by the Company’s customers as well as tax expenses of the Indian subsidiary.

e.	The components of income before income taxes are as follows:

	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$11,106	$5,642	$2,610
Foreign	1,480	1,560	1,285
Income (loss) before income taxes	$12,586	$7,202	$3,895

f.	The components of income tax expenses are as follows:

	Year ended December 31,
	2025	2024	2023

Current:
Domestic (Israel)	$286	$-	$-
Foreign	309	234	182
Total Income tax expenses	$595	$234	$182
Deferred:
Domestic (Israel)	$-	$-	$-
Foreign	-	-	-
Total Income tax expenses	$595	$234	$182
g.	Uncertain tax benefits A reconciliation of the beginning and ending balances of uncertain tax benefits is as follows:

Year ended December 31,
2025

Balance at beginning of the year	$-
Additions for taxes positions	286
Balance at the end of the year	$286

During the year 2025, the Company did not incur any interest or penalties related to its uncertain tax benefits.

h.	A reconciliation of the Company’s theoretical income tax benefit to actual income tax expense (benefit) following the adoption of ASU 2023-09 is as follows:

	Year Ended December 31,
	2025

Tax at Israel statutory rate	$2,895	23.0%
Foreign tax effects:	(29)	(0.2)
Change in valuation allowances	(2,617)	(20.8)
Nontaxable or nondeductible items:
Share-based compensation	39	0.3
Other	23	0.2
Change in unrecognized tax benefits	264	2.3
Other	20	0.2
Effective tax rate	$595	5.0%
A reconciliation of the Company’s theoretical income tax benefit to actual income tax expense (benefit) before the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2024	2023

Income (loss) before income taxes, as reported in the consolidated statements of income (loss)	$7,202	$3,895
Statutory tax rate in Israel	23%	23%
Theoretical tax expense (benefit)	$1,656	$896
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(15)	(25)
Non-deductible expenses and other permanent differences	(328)	654
Differences in taxes arising from foreign currency exchange, net	218	(81)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,346)	(1,267)
Other	49	5
Income taxes	$234	$182

i.	Tax paid: Cash paid for income taxes, net of refunds received, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025 is as follows:

Year Ended December 31,
2025

Israel	$21
U.S.
U.S. federal	297
U.S. state	33
Total U.S.	330
India	132
Other	2
Effective tax rate	$485